ORGANIZATION AND NATURE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2017
Organization And Nature Of Business Tables
Schedule of Calculation of Fixed Assets
Estimated Useful Life
Furniture and fixtures	5–7 years
Office and computer equipment	3-5 years

Schedule of Concentrations of Credit Risk
	Year Ended December 31,	Year Ended December 31,
	2017	2016

Number of 10% clients	3	2
Percentage of total revenue	49.63%	52.49%
Percentage of total AR	20.68%	26.09%